DWS RREEF Global Real Estate Securities Fund

DWS RREEF Global Real Estate Securities Fund

Investment Objective

The fund's investment objective is to seek total return through a combination of current income and long-term capital appreciation.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 30) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-15).

SHAREHOLDER FEES (paid directly from your investment)

Shareholder Fees DWS RREEF Global Real Estate Securities Fund	Class A	Class C	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	1.00%	none	none
Redemption/exchange fee on shares owned less than 15 days, as % of redemption proceeds	2.00%	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)

Annual Fund Operating Expenses DWS RREEF Global Real Estate Securities Fund	Class A	Class C	INST Class	Class S
Management fee	0.99%	0.99%	0.99%	0.99%
Distribution/service (12b-1) fees	0.24%	1.00%	none	none
Other expenses	0.35%	0.41%	0.23%	0.61%
Total annual fund operating expenses	1.58%	2.40%	1.22%	1.60%
Less fee waiver/expense reimbursement	0.09%	0.16%	none	0.26%
Net annual fund operating expenses	1.49%	2.24%	1.22%	1.34%

The Advisor has contractually agreed, through April 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.49%, 2.24% and 1.34% for Class A, Class C and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class A, Class C and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DWS RREEF Global Real Estate Securities Fund (USD $)	Class A	Class C	INST Class	Class S
1 Year	718	327	124	136
3 Years	1,037	733	387	480
5 Years	1,378	1,266	670	846
10 Years	2,338	2,724	1,477	1,878

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DWS RREEF Global Real Estate Securities Fund (USD $)	Class A	Class C	INST Class	Class S
1 Year	718	227	124	136
3 Years	1,037	733	387	480
5 Years	1,378	1,266	670	846
10 Years	2,338	2,724	1,477	1,878

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2011: 113%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities issued by real estate companies, such as real estate investment trusts ("REITs"), REIT-like structures or real estate operating companies. A company will be considered a real estate company if, in the opinion of the investment advisor or a subadvisor, at least 50% of its revenues or at least 50% of the market value of its assets at the time the security is purchased are attributable to the ownership, construction, financing, management or sale of real estate or such other activities that are primarily related to real estate.

The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), can help the fund's assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and other derivatives, which prohibits leverage of the fund's assets by investing in a derivative instrument. In addition, the fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other similar transactions, in connection with its investments in securities of foreign companies.

Management process. In choosing securities, portfolio management uses a combination of two analytical disciplines:

Top-down research. Portfolio management analyzes market-wide investment conditions to arrive at the fund's weighting across regional markets (i.e., the portfolio weighting across investments in the Americas, Europe, Asia and Australia), and, within these regions, its strategy across investment sectors, such as office, industrial, retail, hospitality and residential apartment real estate sectors.

Bottom-up research. Portfolio management analyzes characteristics and investment prospects of a particular security relative to others in its local market to actively manage the fund's exposure to individual securities within each region. Disciplined valuation analysis drives this decision-making process, guiding portfolio management to invest in securities they believe can provide superior returns over the long-term, and to sell those that they believe no longer represent the strongest prospects.

Derivatives. In addition to stock index futures contracts and derivatives related to its foreign investments, the fund may use various types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Emerging markets risk. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.

Concentration risk – real estate securities. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, may have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Derivatives risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.

Best Quarter: 35.70%, Q2 2009 Worst Quarter: -32.67%, Q4 2008 Year-to-Date as of 3/31/2012: 12.44%

Average Annual Total Returns (For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 6/30/06.

Average Annual Total Returns DWS RREEF Global Real Estate Securities Fund	Inception Date	1 Year	5 Years	Since Inception
Class A before tax	Jul. 03, 2006	(13.15%)	(8.02%)	(3.59%)
Class A After tax on distributions		(14.25%)	(9.55%)	(5.15%)
Class A After tax on distributions and sale of fund shares		(8.56%)	(7.39%)	(3.80%)
Class C before tax	Jul. 03, 2006	(8.61%)	(7.72%)	(3.38%)
INST Class before tax	Jul. 03, 2006	(7.48%)	(6.58%)	(2.20%)
Class S before tax	Jul. 03, 2006	(7.45%)	(6.70%)	(2.31%)
MSCI World Index (reflects no deduction for fees or expenses)		(5.54%)	(2.37%)	0.37%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees or expenses)	Jul. 05, 2006	(6.46%)	(5.93%)	(1.47%)

The Advisor believes the additional FTSE EPRA/NAREIT Developed Index represents the fund's overall investment process.